Note 18 - Financial Instruments (Detail) - Estimated Of Fair Values For Other Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other receivables	$ 6,328	$ 6,684
Other receivables	6,328	6,684
Long-term debt	337,205	316,415
Long-term debt	347,319	332,918
Convertible debentures	77,000	77,000
Convertible debentures	$ 86,048	$ 83,930